8. Share-based payments (Details 8) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Volatility	127.00%
Risk-free interest rate	0.90%
Expected life (years)	3 years
Dividend yield	$ 0
Previously issued [Member] | Minimum [Member]
Volatility		81.00%
Risk-free interest rate		0.30%
Expected life (years)		1 year
Dividend yield
Previously issued [Member] | Maximum [Member]
Volatility		125.00%
Risk-free interest rate		0.60%
Expected life (years)		2 years
Dividend yield
Replacement [Member] | Minimum [Member]
Volatility		81.00%
Risk-free interest rate		0.10%
Expected life (years)		7 months 6 days
Dividend yield
Replacement [Member] | Maximum [Member]
Volatility		125.00%
Risk-free interest rate		0.50%
Expected life (years)		1 year 9 months 18 days
Dividend yield